Financial assets at fair value through profit or loss - Summary of financial assets at fair value through profit or loss (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Trading assets	€ 64,744	€ 72,897
Non-trading derivatives	2,075	2,463
Designated at fair value through profit or loss	3,951	5,740
Mandatorily measured at fair value through profit or loss	81,715	56,481
Financial assets at fair value through profit or loss	€ 152,486	€ 137,580